Average Annual Total Returns{- Strategic Advisers Fidelity Core Income Fund} - 05.31 Strategic Advisers Fidelity Core Income Fund PRO-05 - Strategic Advisers Fidelity Core Income Fund	Strategic Advisers Fidelity Core Income Fund Return Before Taxes Past 1 year	Strategic Advisers Fidelity Core Income Fund Return Before Taxes Since Inception		Strategic Advisers Fidelity Core Income Fund After Taxes on Distributions Past 1 year	Strategic Advisers Fidelity Core Income Fund After Taxes on Distributions Since Inception		Strategic Advisers Fidelity Core Income Fund After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Fidelity Core Income Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception
Total	(0.07%)	6.26%	[1]	(0.91%)	4.58%	[1]	(0.04%)	4.16%	[1]	(1.54%)	5.19%	[1]

[1]	(a)From October 16, 2018